Equity Accounted Investees	12 Months Ended
Dec. 31, 2018
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Equity Accounted Investees

Note 10. Equity accounted investees

As of December 31, 2018 and 2017, Company’s equity accounted investees are as follows:

			Ownership Percentage		Carrying Value
Investee	Principal Activity	Place of Incorporation	December 31, 2018	December 31, 2017	December 31, 2018		December 31, 2017
Heineken (1)(2)	Beverages	The Netherlands	14.8%	14.8%	Ps.	83,461	Ps.	83,720
Coca-Cola FEMSA:
Joint ventures:
Compañía Panameña de Bebidas, S.A.P.I. de C.V.	Beverages	Mexico	50.0%	50.0%		1,550		2,036
Dispensadoras de Café, S.A.P.I. de C.V.	Services	Mexico	50.0%	50.0%		162		153
Fountain Agua Mineral, L.T.D.A	Beverages	Brazil	50.0%	50.0%		826		784
Associates:
Promotora Industrial Azucarera, S.A. de C.V. (“PIASA”)	Sugar production	Mexico	36.4%	36.4%		3,120		2,933
Industria Envasadora de Querétaro, S.A. de C.V. (“IEQSA”)	Canned bottling	Mexico	26.5%	26.5%		179		177
Industria Mexicana de Reciclaje, S.A. de C.V. (“IMER”)	Recycling	Mexico	35.0%	35.0%		129		121
Jugos del Valle, S.A.P.I. de C.V.	Beverages	Mexico	26.3%	26.3%		1,571		1,560
KSP Partiçipações, L.T.D.A.	Beverages	Brazil	31.4%	38.7%		104		117
Leao Alimentos e Bebidas, L.T.D.A.	Beverages	Brazil	24.7%	24.7%		2,084		3,001
UBI 3 Participações L.T.D.A. (“ADES”)	Beverages	Brazil	26.0%	26.0%		7		391
Other investments in Coca-Cola FEMSA’s companies	Various	Various	Various	Various		786		228
FEMSA Comercio:
Café del Pacífico, S.A.P.I. de C.V. (“CAFFENIO”) (4)	Coffee	Mexico	—	40.0%		—		539
Other investments (1) (3)	Various	Various	Various	Various		336		337

					Ps.	94,315	Ps.	96,097

(1)	Associate.
(2)

As of December 31, 2018 comprised of 8.63% of Heineken, N.V. and 12.26% of Heineken Holding, N.V., which represents an economic interest of 14.76% in Heineken Group. The Company has significant influence, mainly, due to the fact that it participates in the Board of Directors of Heineken Holding, N.V. and the Supervisory Board of Heineken N.V.; and for the material transactions between the Company and Heineken Group.

(3)	Joint ventures.
(4)

Associate until May 22, 2018, date in which the Company acquired an additional 10% of participation in Caffenio reaching an amount of 50% of ownership and, through an agreement with other shareholders the Company assumed control of the subsidiary.

During 2018, Coca-Cola FEMSA received dividends from Industria Envasadora de Queretaro, S.A. de C.V. for the amount of Ps. 8. During 2017, the Coca-Cola FEMSA received dividends from Industria Envasadora de Queretaro, S.A. de C.V., and Promotora Mexicana de Embotelladores, S.A. de C.V. in the amount of Ps. 16 and Ps. 17, respectively.

During 2018, the Company made capital contributions to Jugos del Valle, S.A.P.I. de C.V. and Promotora Industrial Azucarera, S.A. de C.V. in the amounts of Ps. 73 and Ps. 146, respectively, there were no changes in the ownership percentage as a result of capital contributions made by the other shareholders. During 2018, there was a spin-off for our investment in UBI 3 resulted in Ps. 333 capitalized.

As of December 31, 2018, Coca-Cola FEMSA recognized an impairment, in their investment Compañía Panameña de Bebidas, S.A.P.I. de C.V., for an amount of Ps. 432 million charged as other expenses line. The Company will continue to monitor the results of this investment in conjunction with its partner The Coca-Cola Company, looking for alternatives to improve the business profitability in the near future.

During 2017, Coca-Cola FEMSA made capital contributions to Compañía Panameña de Bebidas, S.A.P.I. de C.V. and Promotora Industrial Azucarera, S.A. de C.V. in the amounts of Ps. 349 and Ps. 182, respectively; and there were no changes in the ownership percentage as a result of capital contributions made by the other shareholders. On June 25, 2017, the Coca-Cola FEMSA through its Brazilian subsidiary Spal Industria Brasileria de Bebidas, S.A. sold 3.05% of their participation in Leao Alimentos e Bebidas, L.T.D.A. for an amount of Ps.198.

On March 28, 2017, as part of AdeS acquisition the Coca-Cola FEMSA acquired indirect participations in equity method investees in Brazil and Argentina for an aggregate amount of Ps. 587. During 2017, Itabirito merged with Spal in a transaction did not generate any cash flow.

On April 30, 2010, the Company acquired an economic interest of 20% of Heineken Group. Heineken’s main activities are the production, distribution and marketing of beer worldwide. On September 18, 2017, the Company concluded the sale of a portion of its investment, representing 5.2% combined economic interest, consisting of 22,485,000 Heineken N.V. shares and 7,700,000 Heineken Holding N.V. shares at the price of €. 84.50 and €. 78.00 per share, respectively, see Note 4.2. The Company recognized an equity income of Ps. 6,478, Ps. 7,847 and Ps. 6,342 net of taxes based on its economic interest in Heineken Group for the years ended December 31, 2018, 2017 and 2016, respectively. The economic interest for the year 2018 was 14.8%, for the year 2017 was 20% for the first eight months and 14.8% for the last four months and for the year 2016 was 20%. The Company’s share of the net income attributable to equity holders of Heineken Group exclusive of amortization of adjustments amounted to Ps. 6,320 (€. 281 million), Ps. 7,656 (€. 357 million) and Ps. 6,430 (€. 308 million), for the years ended December 31, 2018, 2017 and 2016, respectively. Summarized financial information in respect of the associate Heineken Group accounted for under the equity method is set out below.

	December 31, 2018				December 31, 2017
Amounts in millions	Peso		Euro		Peso		Euro
Total current assets	Ps.	204,422	€.	9,070	Ps.	194,429	€.	8,248
Total non-current assets		741,195		32,886		772,861		32,786
Total current liabilities		235,525		10,450		246,525		10,458
Total non-current liabilities		359,846		15,966		378,463		16,055
Total equity		350,245		15,540		342,302		14,521
Equity attributable to equity holders		323,605		14,358		314,017		13,321
Total revenue and other income	Ps.	517,115	€.	22,546	Ps.	493,488	€.	21,750
Total cost and expenses		445,165		19,409		417,434		18,398
Net income	Ps.	48,051	€.	2,095	Ps.	48,850	€.	2,153
Net income attributable to equity holders		43,647		1,903		43,903		1,935
Other comprehensive income		(1,170)		(51)		(26,524)		(1,169)
Total comprehensive income	Ps.	46,881	€.	2,044	Ps.	22,326	€.	984
Total comprehensive income attributable to equity holders		42,386		1,848		19,989		881

Reconciliation from the equity of the associate Heineken Group to the investment of the Company.

	December 31, 2018				December 31, 2017
Amounts in millions	Peso		Euro		Peso		Euro
Equity attributable to equity holders of Heineken	Ps.	323,608	€.	14,358	Ps.	314,018	€.	13,321
Economic ownership percentage		14.76%		14.76%		14.76%		14.76%

Investment in Heineken investment exclusive of goodwill and other adjustments	Ps.	47,765	€.	2,119	Ps.	46,349	€.	1,966
Effects of fair value determined by purchase price allocation		15,846		703		16,610		705
Goodwill		19,850		881		20,761		881

Heineken investment	Ps.	83,461	€.	3,703	Ps.	83,720	€.	3,552

As of December 31, 2018 and 2017, the fair value of Company’s investment in Heineken N.V. Holding and Heineken N.V. represented by shares equivalent to 14.8% of its outstanding shares amounted to Ps. 145,177 (€. 6,441 million) and Ps. 170,517 (€. 7,234 million) based on quoted market prices of those dates. As of April 19, 2019, issuance date of these consolidated financial statements, fair value amounted to €. 7,930 million.

During the years ended December 31, 2018, 2017 and 2016, the Company received dividends distributions from Heineken Group, amounting to Ps. 2,388, Ps. 3,250 and Ps. 3,263, respectively.

For the years ended December 31, 2018, 2017 and 2016 the total net income corresponding to the immaterial associates of Coca-Cola FEMSA was Ps. 44, Ps. 235 and Ps. 31, respectively.

For the years ended December 31, 2018, 2017 and 2016 the total net income or loss corresponding to the immaterial joint ventures of Coca-Cola FEMSA was a loss of Ps. 270, a loss of Ps. 175, and a gain of Ps. 116, respectively.

For the year ended December 31, 2018, 2017 and 2016, the Company’s share of other comprehensive income from equity investees, net of taxes are as follows:

	2018		2017		2016
Items that may be reclassified to consolidated net income:
Valuation of the effective portion of derivative financial instruments	Ps.	(355)	Ps.	252	Ps.	614
Exchange differences on translating foreign operations		(6)		(2,265)		(2,842)

Total	Ps.	(361)	Ps.	(2,013)	Ps.	(2,228)

Items that may not be reclassified to consolidated net income in subsequent periods:

Remeasurements of the net defined benefit liability	Ps.	597	Ps.	69	Ps.	(1,004)